JPMorgan Small Cap Blend Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Small Cap Blend Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 635
Expense Example, No Redemption, 3 Years	892
Expense Example, No Redemption, 5 Years	1,169
Expense Example, No Redemption, 10 Years	1,958
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	167
Expense Example, No Redemption, 3 Years	547
Expense Example, No Redemption, 5 Years	951
Expense Example, No Redemption, 10 Years	1,946
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	310
Expense Example, No Redemption, 5 Years	546
Expense Example, No Redemption, 10 Years	$ 1,225